UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2012

DATE OF REPORTING PERIOD:  MARCH 31, 2012

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2012

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-43.6%
		Fannie Mae:
$300	M	4/18/12		0.04%		$ 299,994
600	M	4/27/12		0.03		599,987
664	M	6/13/12		0.12		663,838
600	M	Federal Farm Credit Bank, 4/2/12		0.06		599,999
		Freddie Mac:
500	M	4/9/12		0.03		499,997
454	M	4/16/12		0.07		453,988
550	M	7/11/12		0.10		549,846
900	M	7/16/12		0.13		899,655
500	M	8/21/12		0.14		499,734
Total Value of U.S. Government Agency Obligations (cost $5,067,038)						5,067,038
		CORPORATE NOTES-24.8%
380	M	Abbott Laboratories, 4/24/12	(a)	0.09		379,978
500	M	Johnson & Johnson, 5/2/12	(a)	0.08		499,966
500	M	Merck & Co., Inc., 5/21/12	(a)	0.12		499,917
500	M	PepsiCo, Inc., 4/23/12	(a)	0.09		499,973
500	M	Pfizer, Inc., 4/19/12	(a)	0.11		499,973
500	M	Wal-Mart Stores, Inc., 5/17/12	(a)	0.09		499,942
Total Value of Corporate Notes (cost $2,879,749)						2,879,749
		VARIABLE AND FLOATING RATE NOTES-20.6%
		Federal Farm Credit Bank:
290	M	8/8/12		0.23		290,031
300	M	9/24/12		0.19		299,914
400	M	3/6/13		0.24		400,056
500	M	Federal Home Loan Bank, 6/22/12		0.14		499,954
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.17		400,000
		Valdez, Alaska Marine Terminal Rev.:
200	M	Exxon Pipeline Co., Project B 12/1/33		0.16		200,000
300	M	Exxon Pipeline Co., Project C 12/1/34		0.16		300,000
Total Value of Variable and Floating Rate Notes (cost $2,389,955)						2,389,955
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-15.5%
		U.S. Treasury Bills:
500	M	4/26/12		0.08		499,974
700	M	4/26/12		0.09		699,954
600	M	5/24/12		0.07		599,942
Total Value of Short-Term U.S. Government Obligations (cost $1,799,870)						1,799,870
Total Value of Investments (cost $12,136,612)**		104.5%				12,136,612
Excess of Liabilities Over Other Assets		(4.5)				(520,986)
Net Assets		100.0%				$11,615,626

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31,
2012.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2012, the Fund held six Section 4(2) securities with an aggregate value of $2,879,749 representing
24.8% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$-	$5,067,038	$-	$5,067,038
Corporate Notes	-	2,879,749	-	2,879,749
Variable and Floating Rate Notes:
U.S. Government Agency Obligations	-	1,489,955	-	1,489,955
Corporate Notes	-	500,000	-	500,000
Municipal Bonds	-	400,000	-	400,000
Short-Term U.S. Government Obligations	-	1,799,870	-	1,799,870
Total Investments in Securities	$-	$12,136,612	$-	$12,136,612

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

Portfolio of Investments (unaudited)
DISCOVERY FUND
March 31, 2012

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-95.8%
		Consumer Discretionary-9.8%
109,600		American Eagle Outfitters, Inc.	$ 1,884,024
35,200	*	Big Lots, Inc.	1,514,304
62,400	*	Express, Inc.	1,558,752
51,300		Foot Locker, Inc.	1,592,865
39,000		Men's Wearhouse, Inc.	1,512,030
48,400		PVH Corporation	4,323,572
301,900		Regal Entertainment Group - Class "A"	4,105,840
			16,491,387
		Consumer Staples-1.9%
38,200		Cal-Maine Foods, Inc.	1,461,532
171,266	*	Dole Food Company, Inc.	1,709,235
			3,170,767
		Energy-8.6%
89,900	*	Denbury Resources, Inc.	1,638,877
146,687	*	Matrix Service Company	2,055,085
301,300	*	PetroQuest Energy, Inc.	1,849,982
44,000	*	Plains Exploration & Production Company	1,876,600
69,900	*	Resolute Energy Corporation	795,462
88,500		Sunoco, Inc.	3,376,275
70,100	*	Venoco, Inc.	759,884
39,600	*	Whiting Petroleum Corporation	2,150,280
			14,502,445
		Financials-19.3%
7,752	*	Alleghany Corporation	2,551,183
63,000		American Financial Group, Inc.	2,430,540
421,200		Anworth Mortgage Asset Corporation (REIT)	2,771,496
88,700		Aspen Insurance Holdings, Ltd.	2,478,278
207,700		Capitol Federal Financial, Inc.	2,463,322
78,000	*	EZCORP, Inc. - Class "A"	2,531,490
262,300		First Niagara Financial Group, Inc.	2,581,032
337,000	*	Knight Capital Group, Inc. - Class "A"	4,337,190
3,300	*	Markel Corporation	1,481,502
319,500		MFA Financial, Inc. (REIT)	2,386,665
57,300		Mid-America Apartment Communities, Inc. (REIT)	3,840,819
138,400		Montpelier Re Holdings, Ltd.	2,673,888
			32,527,405
		Health Care-11.4%
74,600	*	Endo Pharmaceuticals Holdings, Inc.	2,889,258
67,100	*	Life Technologies Corporation	3,275,822

90,600		*	Magellan Health Services, Inc.	4,422,186
39,400		*	MEDNAX, Inc.	2,930,178
127,500		*	Myriad Genetics, Inc.	3,016,650
95,100			PerkinElmer, Inc.	2,630,466
				19,164,560
			Industrials-5.1%
67,600			Applied Industrial Technologies, Inc.	2,780,388
78,900			EMCOR Group, Inc.	2,187,108
44,700		*	FTI Consulting, Inc.	1,677,144
11,300			Precision Castparts Corporation	1,953,770
				8,598,410
			Information Technology-25.1%
115,500		*	Avnet, Inc.	4,203,045
260,400		*	Brightpoint, Inc.	2,096,220
215,000		*	Compuware Corporation	1,975,850
371,100		*	Convergys Corporation	4,954,185
40,200		*	Cymer, Inc.	2,010,000
25,100		*	Diodes, Inc.	581,818
192,400		*	Emulex Corporation	1,997,112
40,500			IAC/InterActiveCorp	1,988,145
206,000		*	Kulicke and Soffa Industries, Inc.	2,560,580
93,900			Lender Processing Services, Inc.	2,441,400
85,300			Lexmark International, Inc. - Class "A"	2,835,372
142,200		*	Marvell Technology Group, Ltd.	2,236,806
79,900		*	Microsemi Corporation	1,713,056
273,200		*	QLogic Corporation	4,852,032
258,300		*	TriQuint Semiconductor, Inc.	1,780,978
337,500		*	Vishay Intertechnology, Inc.	4,104,000
				42,330,599
			Materials-13.4%
48,100			AptarGroup, Inc.	2,634,437
168,600		*	Chemtura Corporation	2,862,828
30,200		*	Innospec, Inc.	917,476
115,600			Olin Corporation	2,514,300
12,960			Rock-Tenn Company - Class "A"	875,578
21,600			Royal Gold, Inc.	1,408,752
42,900			Schnitzer Steel Industries, Inc. - Class "A"	1,711,495
91,800			Sensient Technologies Corporation	3,488,400
41,164		*	SunCoke Energy, Inc.	584,940
11,750		*	Tronox, Inc.	2,047,438
53,500			Westlake Chemical Corporation	3,466,265
				22,511,909
			Telecommunication Services-1.2%
221,000		*	Premiere Global Services, Inc.	1,997,840
Total Value of Common Stocks (cost $121,447,182)				161,295,322
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.8%
			U.S. Treasury Bills:
$ 1,000	M		0.07%, 4/19/12	999,963
1,000	M		0.088%, 4/19/12	999,954
3,500	M		0.045%, 4/26/12	3,499,886
1,000	M		0.065%, 5/10/12	999,928
1,500	M		0.07%, 5/24/12	1,499,842

Total Value of Short-Term U.S. Government Obligations (cost $7,999,573)		7,999,573
Total Value of Investments (cost $129,446,755)	100.6%	169,294,895
Excess of Liabilities Over Other Assets	(.6)	(973,401)
Net Assets	100.0%	$168,321,494

*	Non-income producing

Summary of Abbreviations:
REIT Real Estate Investment Trust

At March 31, 2012, the cost of investments for federal income tax purposes was $129,926,284. Accumulated net unrealized
appreciation on investments was $39,368,611, consisting of
$40,816,819 gross unrealized appreciation and $1,448,208 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$161,295,322	$-	$-	$161,295,322
Short-Term U.S. Government
Obligations	-	7,999,573	-	7,999,573
Total Investments in Securities*	$161,295,322	$7,999,573	$-	$169,294,895

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2012

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-58.8%
		Fannie Mae-6.5%
$1,386	M	5.5%, 7/1/2034 - 10/1/2039		$ 1,524,181
200	M	9%, 11/1/2026		244,278
127	M	11%, 10/1/2015		141,345
				1,909,804
		Freddie Mac-3.5%
953	M	5.5%, 11/1/2038		1,045,970
		Government National Mortgage Association I Program-48.8%
3,010	M	4%, 10/15/2040 - 11/15/2041	(a)	3,240,697
3,920	M	4.5%, 6/15/2039 - 8/15/2040		4,286,373
4,569	M	5%, 6/15/2033 - 6/15/2040		5,075,845
1,366	M	5.5%, 2/15/2033 - 11/15/2038		1,541,074
286	M	6%, 11/15/2032 - 4/15/2036		327,513
				14,471,502
Total Value of Residential Mortgage-Backed Securities (cost $16,630,250)				17,427,276
		U.S. GOVERNMENT AGENCY OBLIGATIONS-31.4%
		Fannie Mae:
1,750	M	1.625%, 2015		1,804,166
1,750	M	1.25%, 2017		1,756,291
500	M	5%, 2031		501,171
1,250	M	Federal Farm Credit Bank, 1.75%, 2013		1,265,995
1,250	M	Federal Home Loan Bank, 5.375%, 2016		1,478,720
1,250	M	Freddie Mac, 3%, 2014		1,328,536
1,000	M	Tennessee Valley Authority, 4.5%, 2018		1,166,490
Total Value of U.S. Government Agency Obligations (cost $9,118,269)				9,301,369
		U.S. GOVERNMENT OBLIGATIONS-6.9%
509	M	FDA Queens, LP, 6.99%, 2017	(b)	562,252
1,500	M	U.S. Treasury Note, 0.875%, 2016		1,492,383
Total Value of U.S. Government Obligations (cost $2,081,355)				2,054,635
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-3.4%
1,000	M	JPMorgan Chase & Co., 2.125%, 2012 (cost $1,011,463)		1,014,343
Total Value of Investments (cost $28,841,337)		100.5%		29,797,623
Excess of Liabilities Over Other Assets		(.5)		(160,604)
Net Assets		100.0%		$29,637,019

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2012, the Fund held one 144A security with a value of $562,252 representing 1.9% of the
Fund's net assets.

At March 31, 2012, the cost of investments for federal income tax purposes was $28,841,337. Accumulated net unrealized appreciation on investments was $956,286, consisting of $991,080 gross unrealized appreciation and $34,794 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$17,427,276	$-	$17,427,276
U.S. Government Agency
Obligations	-	9,301,369	-	9,301,369
U.S. Government Obligations	-	2,054,635	-	2,054,635
U.S. Government FDIC Guaranteed
Debt	-	1,014,343	-	1,014,343
Total Investments in Securities	$-	$29,797,623	$-	$29,797,623

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS-99.8%
		Consumer Discretionary-13.2%
2,400	*	Allison Transmission Holdings, Inc.	$ 57,312
111,300		Best Buy Company, Inc.	2,635,584
29,300	*	Body Central Corporation	850,286
40,600	*	BorgWarner, Inc.	3,424,204
200	*	CafePress, Inc.	3,830
144,485		CBS Corporation - Class "B"	4,899,486
17,261		CEC Entertainment, Inc.	654,365
20,064		Coach, Inc.	1,550,546
87,600		Dana Holding Corporation	1,357,800
43,900	*	Delphi Automotive, PLC	1,387,240
57,600		GNC Acquisition Holdings, Inc. - Class "A"	2,009,664
65,700		Home Depot, Inc.	3,305,367
89,800		Limited Brands, Inc.	4,310,400
42,900		Lowe's Companies, Inc.	1,346,202
33,200		McDonald's Corporation	3,256,920
120,943		Newell Rubbermaid, Inc.	2,153,995
1,100		Oxford Industries, Inc.	55,902
127,900	*	Pier 1 Imports, Inc.	2,325,222
41,398	*	Steiner Leisure, Ltd.	2,021,464
180,870		Stewart Enterprises, Inc. - Class "A"	1,097,881
24,400	*	TRW Automotive Holdings Corporation	1,133,380
16,500		Tupperware Brands Corporation	1,047,750
46,900		Walt Disney Company	2,053,282
103,783		Wyndham Worldwide Corporation	4,826,947
			47,765,029
		Consumer Staples-9.0%
120,600		Altria Group, Inc.	3,722,922
1,800	*	Annie's, Inc.	62,712
56,700		Avon Products, Inc.	1,097,712
63,489		Coca-Cola Company	4,698,821
76,200		CVS Caremark Corporation	3,413,760
22,800		McCormick & Company, Inc.	1,241,004
16,027		Nu Skin Enterprises, Inc. - Class "A"	928,124
36,200		PepsiCo, Inc.	2,401,870
88,100		Philip Morris International, Inc.	7,806,541
39,713		Procter & Gamble Company	2,669,111
85,400	*	Roundy's, Inc.	913,780
61,064		Wal-Mart Stores, Inc.	3,737,117
			32,693,474
		Energy-11.2%
39,400		Anadarko Petroleum Corporation	3,086,596
52,900	*	C&J Energy Services, Inc.	941,091
42,700		Chevron Corporation	4,579,148
66,700		ConocoPhillips	5,069,867
15,700		Devon Energy Corporation	1,116,584
42,000		Ensco, PLC (ADR)	2,223,060
71,611		ExxonMobil Corporation	6,210,822
13,200		Hess Corporation	778,140
102,022		Marathon Oil Corporation	3,234,097
40,911		Marathon Petroleum Corporation	1,773,901
38,850		National Oilwell Varco, Inc.	3,087,409
78,800	*	Noble Corporation	2,952,636
16,994		Sasol, Ltd. (ADR)	826,588
22,700		Schlumberger, Ltd.	1,587,411
87,107		Suncor Energy, Inc.	2,848,399
			40,315,749
		Financials-10.5%
68,306		American Express Company	3,952,185
56,500		Ameriprise Financial, Inc.	3,227,845
114,800		Brookline Bancorp, Inc.	1,075,676
15,100		Chubb Corporation	1,043,561
49,843		Discover Financial Services	1,661,766
26,600		Financial Select Sector SPDR Fund (ETF)	419,748
83,500		FirstMerit Corporation	1,407,810
37,100		Invesco, Ltd.	989,457
114,588		JPMorgan Chase & Company	5,268,756
28,800		M&T Bank Corporation	2,502,144
43,300		MetLife, Inc.	1,617,255
27,000		Morgan Stanley	530,280
133,600		New York Community Bancorp, Inc.	1,858,376
48,400		PNC Financial Services Group, Inc.	3,121,316
11,900	*	Select Income REIT (REIT)	268,702
27,000		SPDR KBW Regional Banking (ETF)	768,690
103,279	*	Sunstone Hotel Investors, Inc. (REIT)	1,005,937
106,088		U.S. Bancorp	3,360,868
79,600		Urstadt Biddle Properties - Class "A" (REIT)	1,571,304
69,767		Wells Fargo & Company	2,381,845
			38,033,521
		Health Care-12.1%
85,500		Abbott Laboratories	5,240,295
15,730		Baxter International, Inc.	940,339
6,100	*	Biogen IDEC, Inc.	768,417
34,500		Covidien, PLC	1,886,460
58,400	*	Gilead Sciences, Inc.	2,852,840
15,100		Hill-Rom Holdings, Inc.	504,491
78,375		Johnson & Johnson	5,169,615
17,400		McKesson Corporation	1,527,198
56,200	*	Medco Health Solutions, Inc.	3,950,860
88,943		Merck & Company, Inc.	3,415,411
48,400	*	Par Pharmaceutical Companies, Inc.	1,874,532
248,139		Pfizer, Inc.	5,622,830
34,953		Sanofi-Aventis (ADR)	1,354,429
71,543		Thermo Fisher Scientific, Inc.	4,033,594
42,000		UnitedHealth Group, Inc.	2,475,480
33,500	*	Watson Pharmaceuticals, Inc.	2,246,510
			43,863,301
		Industrials-16.6%
58,294		3M Company	5,200,408
85,200	*	Altra Holdings, Inc.	1,635,840
36,100		Armstrong World Industries, Inc.	1,760,597
30,800		Caterpillar, Inc.	3,280,816
34,537		Chicago Bridge & Iron Company NV - NY Shares	1,491,653
32,700	*	Esterline Technologies Corporation	2,336,742
29,700	*	Generac Holdings, Inc.	729,135
114,796		General Electric Company	2,303,956
39,235		Goodrich Corporation	4,921,638
61,040		Honeywell International, Inc.	3,726,492
52,153		IDEX Corporation	2,197,206
65,950		ITT Corporation	1,512,893
12,700		Lockheed Martin Corporation	1,141,222
48,119	*	Mobile Mini, Inc.	1,016,273
25,018		Northrop Grumman Corporation	1,528,099
31,000		Parker Hannifin Corporation	2,621,050
40,300		Raytheon Company	2,127,034
42,000		Snap-on, Inc.	2,560,740
139,300		TAL International Group, Inc.	5,113,703
55,300		Textainer Group Holdings, Ltd.	1,874,670
26,600	*	Thermon Group Holdings, Inc.	543,970
103,793		Tyco International, Ltd.	5,831,091
45,900		United Technologies Corporation	3,806,946
20,700		Xylem, Inc.	574,425
			59,836,599
		Information Technology-20.9%
12,400	*	Apple, Inc.	7,433,428
51,200		Avago Technologies, Ltd.	1,995,264
27,400	*	CACI International, Inc. - Class "A"	1,706,746
198,400		Cisco Systems, Inc.	4,196,160
46,700	*	eBay, Inc.	1,722,763
166,700	*	EMC Corporation	4,980,996
93,500		Hewlett-Packard Company	2,228,105
176,552		Intel Corporation	4,962,877
43,729		International Business Machines Corporation	9,124,056
80,800		Intersil Corporation - Class "A"	904,960
254,500		Microsoft Corporation	8,207,625
217,900	*	NCR Corporation	4,730,609
51,800	*	NeuStar, Inc. - Class "A"	1,929,550
84,200		Oracle Corporation	2,455,272
58,455	*	Parametric Technology Corporation	1,633,233
86,488		QUALCOMM, Inc.	5,882,914
152,860	*	Symantec Corporation	2,858,482
79,600		TE Connectivity, Ltd.	2,925,300
163,400		Western Union Company	2,875,840
179,400	*	Yahoo!, Inc.	2,730,468
			75,484,648
		Materials-3.7%
11,000		Buckeye Technologies, Inc.	373,670
46,700		Celanese Corporation - Series "A"	2,156,606
21,700		DuPont (E.I.) de Nemours & Company	1,147,930
72,940		Freeport-McMoRan Copper & Gold, Inc.	2,774,638
78,900		Kronos Worldwide, Inc.	1,967,766
42,700		LyondellBasell Industries NV - Class "A"	1,863,855
11,600		Praxair, Inc.	1,329,824
68,320		RPM International, Inc.	1,789,301
			13,403,590
		Telecommunication Services-2.3%
125,783		AT&T, Inc.	3,928,203
113,800		Verizon Communications, Inc.	4,350,574
			8,278,777
		Utilities-.3%
21,800		American Electric Power Company, Inc.	841,044
12,026		Atmos Energy Corporation	378,338
			1,219,382
Total Value of Common Stocks (cost $259,548,794)		99.8%	360,894,070
Other Assets, Less Liabilities		.2	796,693
Net Assets		100.0%	$361,690,763

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At March 31, 2012, the cost of investments for federal income tax purposes was $261,120,697. Accumulated net unrealized
appreciation on investments was $99,773,373, consisting of
$106,760,899 gross unrealized appreciation and $6,987,526
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$360,894,070	$-	$-	$360,894,070

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
March 31, 2012

Principal
Amount
or Shares			Security					Value
			CORPORATE BONDS-97.0%
			Automotive-3.9%
$ 575	M		Chrysler Group, LLC/CG Co.- Issuer, Inc., 8.25%, 2021					$ 583,625
400	M		Cooper Tire & Rubber Co., 8%, 2019					434,500
300	M		Cooper-Standard Automotive, Inc., 8.5%, 2018					324,000
525	M		Exide Technologies, 8.625%, 2018					442,312
350	M		Ford Motor Co., 6.625%, 2028					390,326
475	M		Jaguar Land Rover, PLC, 7.75%, 2018		(a)			489,250
300	M		Oshkosh Corp., 8.5%, 2020					328,125
								2,992,138
			Building Materials-2.4%
350	M		Associated Materials, LLC, 9.125%, 2017					342,125
			Building Materials Corp.:
475	M		6.875%, 2018		(a)			501,719
200	M		7.5%, 2020		(a)			213,000
325	M		Griffon Corp., 7.125%, 2018					337,594
500	M		Texas Industries, Inc., 9.25%, 2020					482,500
								1,876,938
			Capital Goods-.5%
375	M		Belden CDT, Inc., 9.25%, 2019					414,375
			Chemicals-4.8%
400	M		Ferro Corp., 7.875%, 2018					410,000
200	M		Ineos Finance, PLC, 8.375%, 2019		(a)			212,000
425	M		Kinove German Bondco GmbH, 9.625%, 2018		(a)			444,125
275	M		Lyondell Chemical Co., 11%, 2018					305,250
			LyondellBasell Industries NV:
200	M		5%, 2019		(a)	(b)		200,500
200	M		6%, 2021		(a)			211,000
200	M		5.75%, 2024		(a)	(b)		200,000
350	M		Polymer Group, Inc., 7.75%, 2019					370,125
200	M		PolyOne Corp., 7.375%, 2020					212,500
600	M		Rhodia SA, 6.875%, 2020		(a)			663,000
			Solutia, Inc.:
275	M		8.75%, 2017					313,156
175	M		7.875%, 2020					206,063
								3,747,719
			Consumer Non-Durables-1.7%
450	M		Easton-Bell Sports, Inc., 9.75%, 2016					500,063
			Levi Strauss & Co.:
100	M		8.875%, 2016					103,501
350	M		7.625%, 2020					371,875
325	M		Phillips Van-Heusen Corp., 7.375%, 2020					359,938
								1,335,377
			Energy-15.7%
			AmeriGas Finance, LLC:
25	M		6.75%, 2020					25,438
200	M		7%, 2022					204,500
			Basic Energy Services, Inc.:
75	M		7.125%, 2016					76,500
150	M		7.75%, 2019					154,500
			Berry Petroleum Co.:
400	M		8.25%, 2016					417,500
325	M		6.375%, 2022					334,750
			Chesapeake Energy Corp.:
350	M		7.25%, 2018					375,375
25	M		6.625%, 2020					25,562
150	M		Chesapeake Midstream Partners, LP, 6.125%, 2022		(a)			151,875
325	M		Concho Resources, Inc., 8.625%, 2017					357,500
			Consol Energy, Inc.:
225	M		8%, 2017					235,687
525	M		8.25%, 2020					551,250
			Copano Energy, LLC:
75	M		7.75%, 2018					78,937
375	M		7.125%, 2021					396,562
525	M		Crosstex Energy, LP, 8.875%, 2018					560,437
250	M		Denbury Resources, Inc., 8.25%, 2020					280,625
375	M		El Paso Corp., 6.5%, 2020					414,745
200	M		El Paso Pipeline Partners Operating Co., LLC, 5%, 2021					208,373
100	M		Encore Acquisition Co., 9.5%, 2016					110,500
350	M		Expro Finance Luxembourg SCA, 8.5%, 2016		(a)			338,625
			Ferrellgas Partners, LP:
475	M		9.125%, 2017					498,750
215	M		8.625%, 2020					195,650
550	M		Forest Oil Corp., 7.25%, 2019					543,125
450	M		Genesis Energy, LP, 7.875%, 2018					461,250
575	M		Hilcorp Energy I, LP, 8%, 2020		(a)			623,875
			Inergy, LP:
325	M		7%, 2018					318,500
92	M		6.875%, 2021					89,010
300	M		Kodiak Oil & Gas Corp., 8.125%, 2019		(a)			317,625
525	M		Linn Energy, LLC, 6.25%, 2019		(a)			509,906
325	M		Murray Energy Corp., 10.25%, 2015		(a)			317,688
50	M		Newfield Exploration Co., 7.125%, 2018					52,875
			Penn Virginia Corp.:
125	M		10.375%, 2016					123,125
75	M		7.25%, 2019					64,875
350	M		PetroBakken Energy, Ltd., 8.625%, 2020		(a)			365,750
200	M		Petrohawk Energy Corp., 10.5%, 2014					223,750
			Quicksilver Resources, Inc.:
125	M		8.25%, 2015					124,375
300	M		11.75%, 2016					318,750
300	M		9.125%, 2019					294,000
200	M		SandRidge Energy, Inc., 7.5%, 2021					198,000
225	M		SESI, LLC, 6.375%, 2019					239,625
			SM Energy Co.:
75	M		6.625%, 2019					79,875
150	M		6.5%, 2021					160,500
175	M		Transocean, Inc., 5.05%, 2016					187,609
325	M		Vanguard Natural Resources, LLC, 7.875%, 2020					323,375
200	M		Western Refining, Inc., 11.25%, 2017		(a)			229,000
								12,160,104
			Financials-4.7%
			Ally Financial, Inc.:
125	M		4.5%, 2014					125,469
125	M		5.5%, 2017					125,281
500	M		6.25%, 2017					516,744
350	M		8%, 2020					390,250
100	M		CNH Capital, LLC, 6.25%, 2016		(a)			107,750
			Ford Motor Credit Co., LLC:
100	M		7%, 2015					109,486
100	M		12%, 2015					124,250
100	M		6.625%, 2017					110,939
600	M		5.875%, 2021					648,325
			International Lease Finance Corp.:
50	M		5.875%, 2013					51,375
50	M		6.625%, 2013					51,500
750	M		8.625%, 2015					827,812
275	M		8.75%, 2017					306,625
150	M		8.25%, 2020					165,406
								3,661,212
			Food/Beverage/Tobacco-1.5%
			CF Industries, Inc.:
250	M		6.875%, 2018					289,062
75	M		7.125%, 2020					89,531
			JBS USA, LLC:
175	M		8.25%, 2020		(a)			180,250
225	M		7.25%, 2021		(a)			218,813
375	M		Pilgrim's Pride Corp., 7.875%, 2018					375,938
								1,153,594
			Food/Drug-2.4%
850	M		McJunkin Red Man Corp., 9.5%, 2016					930,750
475	M		NBTY, Inc., 9%, 2018					525,469
175	M		SUPERVALU, Inc., 7.5%, 2014					178,500
200	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015					214,500
								1,849,219
			Forest Products/Containers-2.4%
200	M		Ardagh Packaging Finance, 7.375%, 2017		(a)			215,500
125	M		Ball Corp., 5%, 2022					125,469
325	M		Clearwater Paper Corp., 7.125%, 2018					346,125
225	M		Exopack Holding Corp., 10%, 2018					237,375
175	M		JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 2015					176,750
100	M		Mercer International, Inc., 9.5%, 2017					104,000
400	M		Reynolds Group Escrow, LLC, 7.75%, 2016		(a)			425,000
200	M		Sealed Air Corp., 8.125%, 2019		(a)			221,750
								1,851,969
			Gaming/Leisure-.6%
250	M		Ameristar Casinos, Inc., 7.5%, 2021					263,438
200	M		National CineMedia, LLC, 7.875%, 2021					214,000
								477,438
			Health Care-5.6%
250	M		AMERIGROUP Corp., 7.5%, 2019					275,000
600	M		Aviv Healthcare Properties, LP, 7.75%, 2019					619,500
175	M		Capella Healthcare, Inc., 9.25%, 2017					180,250
			Community Health Systems, Inc.:
126	M		8.875%, 2015					130,725
250	M		8%, 2019		(a)			259,375
200	M		DaVita, Inc., 6.375%, 2018					210,000
			Fresenius Medical Care US Finance II, Inc.:
150	M		5.625%, 2019		(a)			154,875
125	M		5.875%, 2022		(a)			128,750
600	M		Genesis Health Ventures, Inc., 9.75%, 2005		(c)	(d)		375
			HCA, Inc.:
150	M		6.375%, 2015					159,000
75	M		8%, 2018					81,937
75	M		6.5%, 2020					78,937
25	M		7.25%, 2020					27,344
275	M		7.75%, 2021					285,656
325	M		7.5%, 2022					346,937
			Healthsouth Corp.:
300	M		7.25%, 2018					321,750
125	M		7.75%, 2022					135,625
175	M		LVB Acquisition, Inc. (Biomet, Inc.), 10%, 2017					189,219
40	M		Select Medical Corp., 7.625%, 2015					39,750
225	M		Universal Hospital Services, Inc., 8.5%, 2015					231,469
			Vanguard Health Holding Co. II, LLC:
250	M		8%, 2018					256,250
200	M		7.75%, 2019		(a)			200,000
								4,312,724
			Information Technology-3.7%
500	M		Computer Sciences Corp., 6.5%, 2018					542,500
			Equinix, Inc.:
250	M		8.125%, 2018					276,250
175	M		7%, 2021					192,500
			Fidelity National Information Services, Inc.:
175	M		7.625%, 2017		(a)			192,500
325	M		7.875%, 2020					362,375
			Jabil Circuit, Inc.:
50	M		7.75%, 2016					57,250
550	M		8.25%, 2018					642,125
400	M		Lawson Software, Inc., 9.375%, 2019		(a)	(b)		415,000
275	M		MEMC Electronic Materials, Inc., 7.75%, 2019					220,000
								2,900,500
			Manufacturing-2.8%
200	M		Amsted Industries, 8.125%, 2018		(a)			215,000
375	M		Bombardier, Inc., 5.75%, 2022		(a)			366,562
515	M		Case New Holland, Inc., 7.875%, 2017					601,263
300	M		EDP Finance BV, 6%, 2018		(a)			265,450
225	M		Manitowoc Co., Inc., 8.5%, 2020					248,625
275	M		Rexel SA, 6.125%, 2019		(a)			279,469
175	M		Terex Corp., 10.875%, 2016					199,937
								2,176,306
			Media-Broadcasting-4.7%
325	M		Allbritton Communication Co., 8%, 2018					348,563
			Belo Corp.:
575	M		7.25%, 2027					553,437
100	M		7.75%, 2027					96,750
375	M		Block Communications, Inc., 7.25%, 2020		(a)			383,906
400	M		Cumulus Media, Inc., 7.75%, 2019		(a)			380,000
350	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 2017					377,125
			Sinclair Television Group, Inc.:
575	M		9.25%, 2017		(a)			642,562
100	M		8.375%, 2018					108,500
700	M		XM Satellite Radio, Inc., 7.625%, 2018		(a)			759,500
								3,650,343
			Media-Cable TV-7.7%
525	M		Cablevision Systems Corp., 8.625%, 2017					574,219
			CCO Holdings, LLC:
150	M		7.25%, 2017					161,625
75	M		7.875%, 2018					81,375
300	M		7%, 2019					319,500
175	M		7.375%, 2020					190,750
350	M		Cequel Communications Holdings I, Inc., 8.625%, 2017		(a)			377,562
			Clear Channel Worldwide:
350	M		9.25%, 2017 Series "A"					383,687
300	M		9.25%, 2017 Series "B"					330,375
25	M		7.625%, 2020 Series "A"		(a)			24,250
200	M		7.625%, 2020 Series "B"		(a)			197,000
50	M		CSC Holdings, LLC, 6.75%, 2021		(a)			52,313
350	M		DISH DBS Corp., 7.875%, 2019					404,250
200	M		Echostar DBS Corp., 7.125%, 2016					222,250
225	M		Harron Communications, LP, 9.125%, 2020		(a)	(b)		233,438
800	M		Nara Cable Funding, Ltd., 8.875%, 2018		(a)			764,000
475	M		Quebecor Media, Inc., 7.75%, 2016					489,844
675	M		UPC Germany GmbH, 8.125%, 2017		(a)			732,375
400	M		UPC Holding BV, 9.875%, 2018		(a)			444,000
								5,982,813
			Media-Diversified-1.5%
450	M		Entravision Communications Corp., 8.75%, 2017					478,688
475	M		Lamar Media Corp., 7.875%, 2018					521,906
125	M		NAI Entertainment Holdings, LLC, 8.25%, 2017		(a)			137,813
								1,138,407
			Metals/Mining-8.4%
			AK Steel Corp.:
250	M		7.625%, 2020					242,500
75	M		8.375%, 2022					73,125
			ArcelorMittal:
50	M		4.5%, 2017					50,201
150	M		9.85%, 2019					180,732
200	M		5.5%, 2021					196,636
150	M		6.25%, 2022					151,943
			Arch Coal, Inc.:
375	M		7.25%, 2020					349,687
400	M		7.25%, 2021		(a)			371,000
			FMG Resources (August 2006) Property, Ltd.:
150	M		7%, 2015		(a)			153,750
175	M		6.375%, 2016		(a)			175,437
125	M		6%, 2017		(a)			124,062
200	M		6.875%, 2018		(a)			201,000
50	M		8.25%, 2019		(a)			52,750
175	M		JMC Steel Group, 8.25%, 2018		(a)			182,875
375	M		Metals USA, Inc., 11.125%, 2015					391,875
700	M		Novelis, Inc., 8.375%, 2017					763,000
			Peabody Energy Corp.:
325	M		6%, 2018		(a)			320,125
175	M		6.5%, 2020					175,875
475	M		6.25%, 2021		(a)			467,875
			Schaeffler Finance BV:
200	M		7.75%, 2017		(a)			212,500
200	M		8.5%, 2019		(a)			214,500
			United States Steel Corp.:
125	M		7%, 2018					129,062
475	M		7.375%, 2020					486,875
200	M		7.5%, 2022					201,000
			Vulcan Materials Co.:
175	M		6.5%, 2016					188,563
450	M		7%, 2018					484,875
								6,541,823
			Real Estate Investment Trusts-1.0%
			Developers Diversified Realty Corp.:
100	M		9.625%, 2016					121,174
75	M		7.875%, 2020					88,840
			Omega Healthcare Investors, Inc.:
125	M		7.5%, 2020					135,000
200	M		6.75%, 2022					213,000
200	M		Taylor Morrison Communities, Inc., 7.75%, 2020		(a)	(b)		203,500
								761,514
			Retail-General Merchandise-5.1%
119	M		CKE Restaurants, Inc., 11.375%, 2018					136,552
225	M		DineEquity, Inc., 9.5%, 2018					247,500
325	M		J.C. Penney Corp., Inc., 7.95%, 2017					364,000
300	M		Limited Brands, Inc., 8.5%, 2019					356,250
275	M		Monitronics International, Inc., 9.125%, 2020		(a)			279,812
475	M		Needle Merger Sub Corp., 8.125%, 2019		(a)			479,750
475	M		NPC International, Inc., 10.5%, 2020		(a)			520,125
300	M		QVC, Inc., 7.5%, 2019		(a)			330,750
200	M		Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 2019		(a)			214,000
175	M		Toys R Us Property Co. I, Inc., 10.75%, 2017					192,500
175	M		Toys R Us Property Co. II, Inc., 8.5%, 2017					183,531
350	M		Wendy's/Arby's Restaurant, LLC., 10%, 2016					383,250
75	M		Yankee Acquisition Corp., 8.5%, 2015					77,063
225	M		YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2016					230,344
								3,995,427
			Services-2.4%
275	M		CoreLogic, Inc., 7.25%, 2021		(a)			284,625
200	M		Covanta Holding Corp., 6.375%, 2022					204,197
			Iron Mountain, Inc.:
225	M		7.75%, 2019					246,937
300	M		8.375%, 2021					327,750
400	M		PHH Corp., 9.25%, 2016					408,500
375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019		(a)			416,250
								1,888,259
			Telecommunications-6.4%
75	M		CenturyLink, Inc., 5.8%, 2022					73,375
			Citizens Communications Co.:
750	M		7.125%, 2019					755,625
200	M		9%, 2031					195,000
100	M		Frontier Communications Corp., 8.25%, 2014					109,000
350	M		GCI, Inc., 8.625%, 2019					382,813
750	M		Inmarsat Finance, PLC, 7.375%, 2017		(a)			804,375
			Intelsat Jackson Holdings, Ltd.:
175	M		9.5%, 2016					183,313
400	M		8.5%, 2019					440,000
50	M		7.5%, 2021					52,813
100	M		PAETEC Holding Corp., 9.875%, 2018					113,500
150	M		Qwest Communications International, Inc., 7.125%, 2018					160,875
50	M		Qwest Corp., 6.5%, 2017					56,764
			Sprint Capital Corp.:
300	M		6.9%, 2019					261,000
475	M		6.875%, 2028					365,750
83	M		Virgin Media Finance, PLC, 9.5%, 2016					93,998
			Wind Acquisition Finance SA:
200	M		11.75%, 2017		(a)			198,000
200	M		7.25%, 2018		(a)			189,000
			Windstream Corp.:
225	M		7.875%, 2017					249,188
300	M		7.75%, 2020					322,500
								5,006,889
			Transportation-1.6%
275	M		Aguila 3 SA, 7.875%, 2018		(a)			288,750
350	M		CHC Helicopter SA, 9.25%, 2020		(a)			349,125
			Navios Maritime Holdings:
250	M		8.875%, 2017					257,500
375	M		8.125%, 2019					323,437
								1,218,812
			Utilities-4.7%
			AES Corp.:
125	M		9.75%, 2016					146,875
100	M		8%, 2017					113,125
100	M		7.375%, 2021		(a)			111,000
500	M		Atlantic Power Corp., 9%, 2018		(a)			507,500
350	M		Calpine Construction Finance Co., LP, 8%, 2016		(a)			382,375
75	M		Calpine Corp., 7.5%, 2021		(a)			80,438
75	M		DPL, Inc., 7.25%, 2021		(a)			83,625
350	M		Energy Future Holdings Corp., 10%, 2020					381,500
203	M		Indiantown Cogeneration Utilities, LP, 9.77%, 2020					210,851
400	M		Intergen NV, 9%, 2017		(a)			423,000
			NRG Energy, Inc.:
625	M		7.375%, 2017					651,562
275	M		7.625%, 2019					266,750
298	M		NSG Holdings, LLC, 7.75%, 2025		(a)			300,980
								3,659,581
			Wireless Communications-.8%
150	M		MetroPCS Wireless, Inc., 7.875%, 2018					158,625
200	M		Nextel Communications, Inc., 5.95%, 2014					201,000
			Sprint Nextel Corp.:
150	M		6%, 2016					134,625
75	M		9.125%, 2017		(a)			74,812
75	M		ViaSat, Inc., 6.875%, 2020		(a)			77,250
								646,312
Total Value of Corporate Bonds (cost $73,429,793)								75,399,793
			LOAN PARTICIPATIONS-.8%
			Chemicals-.4%
300	M		PL Propylene, LLC, 7%, 2017			(b)	(e)	300,750
			Forest Products/Containers-.4%
300	M		Sealed Air Corp. 4.75%, 2018				(e)	303,864
Total Value of Loan Participations (cost $597,750)								604,614
			COMMON STOCKS-.0%
			Telecommunications
3		*	Viatel Holding (Bermuda), Ltd.			(c)		-
5,970		*	World Access, Inc.					6
Total Value of Common Stocks (cost $97,360)								6
Total Value of Investments (cost $74,124,903)				97.8%				76,004,413
Other Assets, Less Liabilities				2.2				1,672,218
Net Assets			100.0%					$77,676,631

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2012, the
Fund held seventy-nine 144A securities with an aggregate value of
$24,038,617 representing 30.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31,
2012, the Fund held two securities that were fair valued by the
Valuation Committee with an aggregate value of $375 representing 0%
of the Fund's net assets.

(d)	In default as to principal and/or interest payment

(e)	Interest rates are determined and reset periodically. The
interest rates above are the rates in effect at March 31,
2012.

At March 31, 2012, the cost of investments for federal income tax purposes was $74,126,403. Accumulated net unrealized appreciation on investments was $1,878,010, consisting of $3,330,618 gross unrealized appreciation and $1,452,608 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$75,399,418	$375	$75,399,793
Loan Participations	-	604,614	-	604,614
Common Stocks	6	-	-	6
Total Investments in Securities*	$6	$76,004,032	$375	$76,004,413

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in
	Corporate Bonds	Common Stocks	Total
Balance, December 31, 2011	$375	$-	$375
Net purchases (sales)	-	-	-
Change in unrealized
appreciation (depreciation)	-	-	-
Realized gain (loss)	-	-	-
Transfer in and/or out of Level 3	-	-	-
Balance, March 31, 2012	$375	$-	$375

The following is a summary of Level 3 inputs by industry

Health Care	$375
Telecommunications	-
$375

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS-94.7%
		United Kingdom-23.7%
148,829		British American Tobacco, PLC	$ 7,491,624
65,510		Bunzl, PLC	1,050,873
115,763		Diageo, PLC	2,779,030
193,363		Domino's Pizza UK & IRL, PLC	1,333,410
56,740		Fresnillo, PLC	1,448,689
36,743		GlaxoSmithKline, PLC	819,831
131,300		Imperial Tobacco Group, PLC	5,318,040
18,080		Reckitt Benckiser Group, PLC	1,020,589
134,632	*	Rolls-Royce Holdings, PLC	1,746,680
59,635		SABMiller, PLC	2,391,098
404,539		Tesco, PLC	2,132,963
			27,532,827
		India-12.4%
412,345		HDFC Bank, Ltd.	4,207,627
3,683		HDFC Bank, Ltd. (ADR)	125,590
382,380		Housing Development Finance Corporation, Ltd.	5,053,616
652,812		ITC, Ltd.	2,907,509
13,442		Nestle India, Ltd.	1,221,798
37,040		Tata Consultancy Services, Ltd.	849,786
			14,365,926
		Netherlands-7.0%
24,047		Core Laboratories NV	3,163,864
45,631		Royal Dutch Shell, PLC - Class "A"	1,595,128
99,692		Unilever NV - CVA	3,387,367
			8,146,359
		United States-7.0%
91,807		Philip Morris International, Inc.	8,135,018
		Canada-6.7%

14,979		Canadian National Railway Company	1,187,139
30,842		Canadian Natural Resources, Ltd.	1,021,123
35,462		Goldcorp, Inc.	1,595,249
75,166	*	Valeant Pharmaceuticals International, Inc.	4,028,106
			7,831,617
		Switzerland-6.5%
5,852		Kuehne & Nagel International AG	790,539
604		Lindt & Spruengli AG	1,937,932
77,785		Nestle SA - Registered	4,888,187
			7,616,658
		France-6.4%
27,504		Bureau Veritas SA	2,417,387
25,222		Essilor International SA	2,244,695
2,859		Hermes International	961,922
16,896		Pernod Ricard SA	1,764,031
			7,388,035
		Brazil-4.4%
85,775		CETIP SA - Balcao Organizado de Ativos e Derivativos	1,419,945
17,483		CPFL Energia SA	262,777
65,077		Redecard SA	1,264,583
139,062		Souza Cruz SA	2,119,127
			5,066,432
		Denmark-3.6%
30,195		Novo Nordisk A/S - Series "B"	4,175,321
		Hong Kong-3.4%
307,788		L'Occitane International SA	728,638
589,550		Sands China, Ltd.	2,304,591
321,048		Wynn Macau, Ltd.	938,664
			3,971,893
		Australia-3.0%
147,642		Coca-Cola Amatil, Ltd.	1,907,278
51,354		Newcrest Mining, Ltd.	1,578,977
			3,486,255
		Japan-2.8%
12,700		Daito Trust Construction Company, Ltd.	1,146,619
23,500		Nitori Company, Ltd.	2,135,974
			3,282,593
		Belgium-2.5%
40,391		Anheuser-Busch InBev NV	2,946,544
		Ireland-1.5%
27,508		Paddy Power, PLC	1,729,782
		China-1.3%
10,209	*	Baidu.com, Inc. (ADR)	1,488,166
		Colombia-1.2%
22,896		Ecopetrol SA (ADR)	1,398,717
		Germany-.8%
13,800		SAP AG	962,244
		Mexico-.5%
164,960		Wal-Mart de Mexico SAB de CV	552,807
Total Value of Common Stocks (cost $78,049,309)			110,077,194
		PREFERRED STOCKS-3.1%
		Brazil
94,590		AES Tiete SA	1,436,246
21,206		Companhia de Bebidas das Americas (ADR)	876,232
55,742		Companhia Energetica de Minas Gerais (ADR)	1,325,545
Total Value of Preferred Stocks (cost $1,986,658)			3,638,023
Total Value of Investments (cost $80,035,967)		97.8%	113,715,217
Other Assets, Less Liabilities		2.2	2,519,789
Net Assets		100.0%	$116,235,006

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At March 31, 2012, the cost of investments for federal income tax purposes was $80,962,356. Accumulated net unrealized
appreciation on investments was $32,752,861, consisting of
$34,063,007 gross unrealized appreciation and $1,310,146
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$53,629,580	$-	$-	$53,629,580
Financials	11,953,397	-	-	11,953,397
Health Care	11,267,953	-	-	11,267,953
Consumer Discretionary	9,404,343	-	-	9,404,343
Industrials	7,192,619	-	-	7,192,619
Energy	7,178,832	-	-	7,178,832
Materials	4,622,914	-	-	4,622,914
Information Technology	4,564,779	-	-	4,564,779
Utilities	262,777	-	-	262,777
Preferred Stocks
Utilities	2,761,791	-	-	2,761,791
Consumer Staples	876,232	-	-	876,232
Total Investments in Securities*	$113,715,217	$-	$-	$113,715,217

* The Portfolio of Investments provides information on the country categorization for common and preferred stocks.

During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2012

Principal
Amount		Security		Value
		CORPORATE BONDS-97.1%
		Aerospace/Defense-.4%
$200	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$ 210,646
		Agriculture-.8%
340	M	Cargill, Inc., 6%, 2017	(a)	405,320
		Automotive-.8%
400	M	Daimler Finance NA, LLC, 2.95%, 2017	(a)	415,032
		Chemicals-2.0%
425	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	557,393
400	M	Dow Chemical Co., 4.25%, 2020		420,065
				977,458
		Consumer Durables-1.6%
400	M	Black & Decker Corp., 5.75%, 2016		461,075
300	M	Stanley Black & Decker, 5.2%, 2040		318,586
				779,661
		Energy-10.0%
400	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	488,362
200	M	DCP Midstream, LLC, 9.75%, 2019	(a)	255,942
500	M	Enbridge Energy Partners, LP, 4.2%, 2021		522,084
449	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	480,758
400	M	Nabors Industries, Inc., 6.15%, 2018		467,343
500	M	Petrobras International Finance Co., 5.375%, 2021		540,870
400	M	Reliance Holdings USA, Inc., 4.5%, 2020	(a)	386,414
400	M	Spectra Energy Capital, LLC, 6.2%, 2018		467,795
489	M	Suncor Energy, Inc., 6.85%, 2039		633,242
200	M	Valero Energy Corp., 9.375%, 2019		262,320
400	M	Weatherford International, Inc., 6.35%, 2017		462,415
				4,967,545
		Financial Services-12.5%
250	M	Aflac, Inc., 8.5%, 2019		326,758
600	M	American Express Co., 7%, 2018		737,512
400	M	Berkshire Hathaway, Inc., 3.4%, 2022		404,561
400	M	BlackRock, Inc., 5%, 2019		458,268
350	M	CoBank, ACB, 7.875%, 2018	(a)	419,012
200	M	Compass Bank, 6.4%, 2017		205,602
		ERAC USA Finance Co.:
100	M	5.9%, 2015	(a)	112,483
300	M	6.375%, 2017	(a)	344,697
400	M	FUEL Trust, 4.207%, 2016	(a)	410,890
		General Electric Capital Corp.:
400	M	5.625%, 2017		466,230
300	M	5.5%, 2020		340,824
400	M	Glencore Funding, LLC, 6%, 2014	(a)	428,180
		Harley-Davidson Funding Corp.:
400	M	5.75%, 2014	(a)	436,391
210	M	6.8%, 2018	(a)	245,782
400	M	Protective Life Corp., 7.375%, 2019		443,310
400	M	Prudential Financial Corp., 4.75%, 2015		434,551
				6,215,051
		Financials-18.5%
		Bank of America Corp.:
200	M	5.65%, 2018		213,775
200	M	5%, 2021		200,672
100	M	5.875%, 2042		99,809
300	M	Barclays Bank, PLC, 5.125%, 2020		314,290
300	M	Bear Stearns Cos., Inc., 7.25%, 2018		362,188
		Citigroup, Inc.:
450	M	6.375%, 2014		488,520
800	M	6.125%, 2017		894,002
400	M	Fifth Third Bancorp, 3.5%, 2022		391,652
		Goldman Sachs Group, Inc.:
600	M	6.15%, 2018		647,992
100	M	5.75%, 2022		103,066
400	M	6.75%, 2037		391,998
		JPMorgan Chase & Co.:
600	M	6%, 2018		694,948
200	M	4.5%, 2022		208,480
		Merrill Lynch & Co., Inc.:
400	M	5%, 2015		417,570
400	M	6.4%, 2017		436,715
200	M	Mizuho Corporate Bank, Ltd., 2.55%, 2017	(a)	200,212
		Morgan Stanley:
600	M	5.95%, 2017		618,501
500	M	6.625%, 2018		527,157
600	M	SunTrust Banks, Inc., 6%, 2017		675,011
500	M	UBS AG, 4.875%, 2020		520,534
		Wells Fargo & Co.:
300	M	5.625%, 2017		348,064
200	M	4.6%, 2021		214,881
200	M	3.5%, 2022		197,303
				9,167,340
		Food/Beverage/Tobacco-8.0%
400	M	Altria Group, Inc., 9.7%, 2018		544,236
400	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020		470,842
400	M	Bottling Group, LLC, 5.125%, 2019		468,010
200	M	Bunge Limited Finance Corp., 5.35%, 2014		212,225
400	M	Corn Products International, Inc., 4.625%, 2020		422,656
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018		495,627
400	M	Lorillard Tobacco Co., 6.875%, 2020		470,730
400	M	Philip Morris International, Inc., 5.65%, 2018		477,376
400	M	SABMiller Holdings, Inc., 3.75%, 2022	(a)	407,774
				3,969,476
		Forest Products/Container-.8%
300	M	International Paper Co., 9.375%, 2019		396,922
		Health Care-2.6%
		Aristotle Holding, Inc.:
300	M	4.75%, 2021	(a)	321,688
150	M	3.9%, 2022	(a)	151,921
400	M	Biogen IDEC, Inc., 6.875%, 2018		488,254
200	M	Novartis, 5.125%, 2019		234,603
100	M	Roche Holdings, Inc., 6%, 2019	(a)	122,127
				1,318,593
		Information Technology-6.2%
300	M	Cisco Systems, Inc., 4.95%, 2019		346,843
500	M	Corning, Inc., 4.75%, 2042		486,095
300	M	Dell, Inc., 5.875%, 2019		356,662
400	M	Harris Corp., 4.4%, 2020		416,320
800	M	Motorola Solutions, Inc., 6%, 2017		927,287
		Pitney Bowes, Inc.:
100	M	5%, 2015		106,388
400	M	5.75%, 2017		421,990
				3,061,585
		Manufacturing-3.1%
300	M	General Electric Co., 5.25%, 2017		347,372
400	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018		489,248
300	M	Johnson Controls, Inc., 5%, 2020		337,959
300	M	Tyco Electronics Group SA, 6.55%, 2017		355,605
				1,530,184
		Media-Broadcasting-4.5%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	542,077
		Comcast Corp.:
400	M	5.15%, 2020		460,957
300	M	6.95%, 2037		381,090
500	M	DirecTV Holdings, LLC, 5.15%, 2042	(a)	488,922
300	M	Time Warner Cable, Inc., 6.75%, 2018		366,509
				2,239,555
		Media-Diversified-.9%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017		234,305
200	M	6.55%, 2037		213,791
				448,096
		Metals/Mining-6.0%
500	M	Alcoa, Inc., 6.15%, 2020		539,123
400	M	ArcelorMittal, 6.125%, 2018		420,821
400	M	Newmont Mining Corp., 5.125%, 2019		449,430
500	M	Rio Tinto Finance USA, Ltd., 3.75%, 2021		517,206
		Vale Overseas, Ltd.:
400	M	5.625%, 2019		449,010
200	M	4.375%, 2022		201,889
400	M	Xstrata Canada Financial Corp., 4.95%, 2021	(a)	419,860
				2,997,339
		Real Estate Investment Trusts-5.5%
500	M	Boston Properties, LP, 5.875%, 2019		573,979
300	M	Digital Realty Trust, LP, 5.25%, 2021		309,872
500	M	HCP, Inc., 5.375%, 2021		539,743
400	M	ProLogis, LP, 6.625%, 2018		455,918
400	M	Simon Property Group, LP, 5.75%, 2015		451,427
400	M	Ventas Realty, LP, 4.75%, 2021		404,330
				2,735,269
		Retail-General Merchandise-1.6%
300	M	Gap, Inc., 5.95%, 2021		303,268
400	M	Home Depot, Inc., 5.875%, 2036		480,933
				784,201
		Telecommunications-3.4%
400	M	BellSouth Corp., 6.55%, 2034		458,021
105	M	BellSouth Telecommunications, 6.375%, 2028		119,382
300	M	Deutsche Telekom International Finance BV, 4.875%, 2042	(a)	284,489
309	M	GTE Corp., 6.84%, 2018		377,882
400	M	Verizon New York, Inc., 7.375%, 2032		475,684
				1,715,458
		Transportation-1.7%
300	M	Con-way, Inc., 7.25%, 2018		343,408
459	M	GATX Corp., 8.75%, 2014		522,768
				866,176
		Utilities-5.6%
400	M	Arizona Public Service Co., 4.5%, 2042		393,567
300	M	E.ON International Finance BV, 5.8%, 2018	(a)	349,974
300	M	Electricite de France SA, 6.5%, 2019	(a)	351,268
400	M	Exelon Generation Co., LLC, 6.2%, 2017		469,961
		Great River Energy Co.:
137	M	5.829%, 2017	(a)	148,712
300	M	4.478%, 2030	(a)	316,358
400	M	Ohio Power Co., 5.375%, 2021		459,674
200	M	Sempra Energy, 9.8%, 2019		272,714
				2,762,228
		Waste Management-.6%
265	M	Republic Services, Inc., 3.8%, 2018		284,928
Total Value of Corporate Bonds (cost $44,856,840)		97.1%		48,248,063
Other Assets, Less Liabilities		2.9		1,418,188
Net Assets		100.0%		$49,666,251

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2012, the Fund held twenty-eight 144A securities with an aggregate value of $9,702,684 representing 19.5% of the Fund's net assets.

At March 31, 2012, the cost of investments for federal income tax purposes was $44,856,840. Accumulated net unrealized
appreciation on investments was $3,391,223, consisting of
$3,523,023 gross unrealized appreciation and $131,800 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$-	$48,248,063	$-	$48,248,063

*The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2012

Shares		Security			Value
		COMMON STOCKS-97.2%
		Consumer Discretionary-13.7%
10,760	*	Bed Bath & Beyond, Inc.			$ 707,685
10,775		Home Depot, Inc.			542,090
10,000		Mattel, Inc.			336,600
870	*	Priceline.com, Inc.			624,225
13,780		Ross Stores, Inc.			800,618
					3,011,218
		Consumer Staples-12.4%
16,570		Coca-Cola Enterprises, Inc.			473,902
22,280	*	Constellation Brands, Inc. - Class "A"			525,585
7,790		Corn Products International, Inc.			449,094
20,700		Kroger Company			501,561
9,150		Whole Foods Market, Inc.			761,280
					2,711,422
		Energy-8.0%
4,350		Chevron Corporation			466,494
3,760		ExxonMobil Corporation			326,105
5,680		Helmerich & Payne, Inc.			306,436
4,050		Noble Energy, Inc.			396,009
2,780		Occidental Petroleum Corporation			264,739
					1,759,783
		Financials-11.1%
9,550		American Express Company			552,563
17,400		BB&T Corporation			546,186
16,430		East West Bancorp, Inc.			379,369
15,900		Invesco, Ltd.			424,053
16,600		U.S. Bancorp			525,888
					2,428,059
		Health Care-13.2%
7,040		Aetna, Inc.			353,126
5,470	*	Celgene Corporation			424,034
6,590		Cooper Companies, Inc.			538,469
13,860	*	Endo Pharmaceuticals Holdings, Inc.			536,798
5,520		McKesson Corporation			484,490
8,410	*	Watson Pharmaceuticals, Inc.			563,975
					2,900,892
		Industrials-8.0%
9,340	*	AGCO Corporation			440,941
10,580		AMETEK, Inc.			513,236
6,120		Rockwell Automation, Inc.			487,764
5,750		Ryder System, Inc.			303,600
					1,745,541
		Information Technology-27.9%
7,840	*	ANSYS, Inc.			509,757
2,200	*	Apple, Inc.			1,318,834
43,600	*	Cadence Design Systems, Inc.			516,224
9,400	*	Check Point Software Technologies, Ltd.			600,096
9,710		Global Payments, Inc.		(a)	460,934
3,490		International Business Machines Corporation			728,189
8,410		Motorola Solutions, Inc.			427,480
16,690	*	Nuance Communications, Inc.			426,930
17,110	*	TIBCO Software, Inc.			521,855
5,300	*	VMware, Inc. - Class "A"			595,561
					6,105,860
		Materials-2.9%
3,520		CF Industries Holdings, Inc.			642,928
Total Value of Common Stocks (cost $15,864,078)			97.2%		21,305,703
Other Assets, Less Liabilities			2.8		604,465
Net Assets			100.0%		$21,910,168

*	Non-income producing

(a)	Security fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March
31, 2012, the Fund held one security that was fair valued by the Valuation Committee with a value of $460,934 representing
2.1% of the Fund's net assets.

At March 31, 2012, the cost of investments for federal income tax purposes was $15,864,598. Accumulated net unrealized
appreciation on investments was $5,441,105, consisting of
$5,485,607 gross unrealized appreciation and $44,502 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2		Level 3	Total
Common Stocks*	$20,844,769	$460,934	**	$-	$21,305,703

* The Portfolio of Investments provides information on the industry categorization.

** A transfer in the amount of  $460,934 was made from Level 1 into Level 2 as a result of a trading halt on March 30, 2012 (see Note 1A).

Transfers are recognized at the end of the reporting period.

The following is a summary of Level 2 inputs by industry:

Information Technology	$460,934

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
March 31, 2012

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--56.4%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	0.98%		$ 674,875
2,234	M	11/15/2015	1.01		2,153,773
		Fannie Mae:
243	M	8/12/2015	1.01		234,865
600	M	9/23/2015	1.08		577,903
3,033	M	11/15/2015	1.11		2,913,569
650	M	Federal Judiciary Office Building, 2/15/2015	1.36		625,098
		Freddie Mac:
550	M	3/15/2015	1.03		533,536
930	M	9/15/2015	1.13		894,585
830	M	9/15/2015	1.13		798,377
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	1.41		200,954
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	0.97		194,490
2,982	M	Resolution Funding Corporation, 10/15/2015	0.94		2,884,175
2,000	M	Tennessee Valley Authority, 11/1/2015	1.27		1,911,582
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $12,501,002)					14,597,782
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--43.3%
11,445	M	U.S. Treasury Strips, 11/15/2015 (cost $9,364,802)	0.57		11,213,445
Total Value of Investments (cost $21,865,804)		99.7%			25,811,227
Other Assets, Less Liabilities		.3			61,415
Net Assets		100.0%			$ 25,872,642

+	The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2012.

At March 31, 2012, the cost of investments for federal
income tax purposes was $21,879,570. Accumulated net
unrealized appreciation on investments was $3,931,657,
consisting entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$14,597,782	$-	$14,597,782
U.S. Government
Zero Coupon Obligations	-	11,213,445	-	11,213,445
Total Investments in Securities	$-	$25,811,227	$-	$25,811,227

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

Portfolio of Investments (unaudited)
VALUE FUND
March 31, 2012

Shares or
Principal
Amount		Security		Value
		COMMON STOCKS-96.4%
		Consumer Discretionary-9.9%
1,000	*	Allison Transmission Holdings, Inc.		$ 23,880
10,600		Best Buy Company, Inc.		251,008
19,600		Comcast Corporation - Special Shares "A"		578,396
19,600		Dana Holding Corporation		303,800
15,000	*	Delphi Automotive, PLC		474,000
9,000		Genuine Parts Company		564,750
12,200		Home Depot, Inc.		613,782
12,400		J.C. Penney Company, Inc.		439,332
31,500		Lowe's Companies, Inc.		988,470
4,400		McDonald's Corporation		431,640
29,800		Newell Rubbermaid, Inc.		530,738
8,100		Omnicom Group, Inc.		410,265
6,900		Target Corporation		402,063
12,466		Time Warner, Inc.		470,591
20,600		Walt Disney Company		901,868
				7,384,583
		Consumer Staples-12.8%
9,500		Altria Group, Inc.		293,265
14,900		Avon Products, Inc.		288,464
6,800		Beam, Inc.		398,276
13,100		Coca-Cola Company		969,531
12,800		ConAgra Foods, Inc.		336,128
16,300		CVS Caremark Corporation		730,240
1,600		Diageo, PLC (ADR)		154,400
6,700		Dr. Pepper Snapple Group, Inc.		269,407
7,400		H.J. Heinz Company		396,270
11,500		Kimberly-Clark Corporation		849,735
27,100		Kraft Foods, Inc. - Class "A"		1,030,071
8,946		PepsiCo, Inc.		593,567
12,200		Philip Morris International, Inc.		1,081,042
11,400	*	Prestige Brands Holdings, Inc.		199,272
7,600		Procter & Gamble Company		510,796
46,500	*	Roundy's, Inc.		497,550
15,200		Wal-Mart Stores, Inc.		930,240
				9,528,254
		Energy-13.2%
13,550		Chevron Corporation		1,453,102
19,100		ConocoPhillips		1,451,791
8,400		Devon Energy Corporation		597,408
9,550		Ensco, PLC (ADR)		505,481
15,600		ExxonMobil Corporation		1,352,988
6,900		Hess Corporation		406,755
24,900		Marathon Oil Corporation		789,330
10,800		Marathon Petroleum Corporation		468,288
4,500		National Oilwell Varco, Inc.		357,615
8,100		Occidental Petroleum Corporation		771,363
15,200		Royal Dutch Shell, PLC - Class "A" (ADR)		1,065,976
11,100		Tidewater, Inc.		599,622
				9,819,719
		Financials-12.4%
7,100		ACE, Ltd.		519,720
7,700		Ameriprise Financial, Inc.		439,901
18,500		Berkshire Hills Bancorp, Inc.		424,020
7,922		Chubb Corporation		547,489
28,400		FirstMerit Corporation		478,824
6,400		IBERIABANK Corporation		342,208
15,000		Invesco, Ltd.		400,050
26,000		JPMorgan Chase & Company		1,195,480
6,500		M&T Bank Corporation		564,720
19,500		MetLife, Inc.		728,325
13,600		People's United Financial, Inc.		180,064
7,100		PNC Financial Services Group, Inc.		457,879
17,500		Protective Life Corporation		518,350
23,700	*	Select Income REIT (REIT)		535,146
10,500		Tompkins Financial Corporation		420,630
6,200		Travelers Companies, Inc.		367,040
26,000		Wells Fargo & Company		887,640
24,500		Westfield Financial, Inc.		193,795
				9,201,281
		Health Care-10.4%
22,100		Abbott Laboratories		1,354,509
9,400		Baxter International, Inc.		561,932
4,500		Becton, Dickinson & Company		349,425
11,400		Covidien, PLC		623,352
8,900		GlaxoSmithKline, PLC (ADR)		399,699
18,600		Johnson & Johnson		1,226,856
29,270		Merck & Company, Inc.		1,123,968
13,000		Novartis AG (ADR)		720,330
62,100		Pfizer, Inc.		1,407,186
				7,767,257
		Industrials-12.8%
7,400		3M Company		660,154
7,300		Avery Dennison Corporation		219,949
8,600		Dover Corporation		541,284
2,100		Dun & Bradstreet Corporation		177,933
7,500		Eaton Corporation		373,725
7,500		Emerson Electric Company		391,350
5,700	*	Esterline Technologies Corporation		407,322
5,000		General Dynamics Corporation		366,900
48,700		General Electric Company		977,409
12,000		Honeywell International, Inc.		732,600
5,800		Illinois Tool Works, Inc.		331,296
26,350		ITT Corporation		604,469
9,100	*	Mobile Mini, Inc.		192,192
11,800		TAL International Group, Inc.		433,178
7,800		Textainer Group Holdings, Ltd.		264,420
10,500		Triumph Group, Inc.		657,930
15,625		Tyco International, Ltd.		877,813
4,100		United Parcel Service, Inc. - Class "B"		330,952
7,600		United Technologies Corporation		630,344
13,900		Xylem, Inc.		385,725
				9,556,945
		Information Technology-12.0%
12,800		Automatic Data Processing, Inc.		706,432
49,400		Cisco Systems, Inc.		1,044,810
25,400		Hewlett-Packard Company		605,282
28,000		Intel Corporation		787,080
35,800		Intersil Corporation - Class "A"		400,960
7,300		Maxim Integrated Products, Inc.		208,707
46,150		Microsoft Corporation		1,488,338
16,950		Molex, Inc.		476,634
25,300	*	NCR Corporation		549,263
9,500		Oracle Corp.		277,020
9,000		QUALCOMM, Inc.		612,180
18,350		TE Connectivity, Ltd.		674,363
10,600		Texas Instruments, Inc.		356,266
24,100		Western Union Company		424,160
20,000	*	Yahoo!, Inc.		304,400
				8,915,895
		Materials-4.3%
16,600		Bemis Company, Inc.		536,014
2,900		Compass Minerals International, Inc.		208,046
11,600		Dow Chemical Company		401,824
13,690		DuPont (E.I.) de Nemours & Company		724,201
6,650		Freeport-McMoRan Copper & Gold, Inc.		252,966
24,400		Glatfelter		385,032
7,000		LyondellBasell Industries NV - Class "A"		305,550
11,100		Sonoco Products Company		368,520
				3,182,153
		Telecommunication Services-4.3%
44,910		AT&T, Inc.		1,402,539
13,080		CenturyLink, Inc.		505,542
7,900		Telephone & Data Systems, Inc.		182,885
28,400		Verizon Communications, Inc.		1,085,732
				3,176,698
		Utilities-4.3%
14,400		American Electric Power Company, Inc.		555,552
16,300		MDU Resources Group, Inc.		364,957
9,400		NextEra Energy, Inc.		574,152
23,000		NiSource, Inc.		560,050
16,900		Portland General Electric Company		422,162
6,900		Southwest Gas Corporation		294,906
13,600		Vectren Corporation		395,216
				3,166,995
Total Value of Common Stocks (cost $57,471,566)				71,699,780
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.7%
		U.S. Treasury Bills:
$1,000	M	0.06%, 4/19/12		999,969
1,000	M	0.07%, 5/24/12		999,895
Total Value of Short-Term U.S. Government Obligations (cost $1,999,864)				1,999,864
Total Value of Investments (cost $59,471,430)			99.1%	73,699,644
Other Assets, Less Liabilities			.9	706,631
Net Assets			100.0%	$74,406,275

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At March 31, 2012, the cost of investments for federal income tax purposes was $59,478,653. Accumulated net unrealized
appreciation on investments was $14,220,991, consisting of
$15,333,108 gross unrealized appreciation and $1,112,117
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$71,699,780	$-	$-	$71,699,780
Short-Term U.S. Government
Obligations	-	1,999,864	-	1,999,864
Total Investments in Securities*	$71,699,780	$1,999,864	$-	$73,699,644

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2012, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: May 29, 2012